Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consists of the following:

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
At cost:
Trademark	49,924	49,924	7,140
Patent	122	122	17
Copyright	238	271	39
Software	9,993	9,993	1,429
License acquired	371,700	371,700	53,152
Total	431,977	432,010	61,777
Less: accumulated amortization	(26,721)	(33,176)	(4,744)
Impairment	-	(398,834)	(57,033)
Intangible assets, net	405,256	-	-